Recently Issued Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Recently Issued Accounting Pronouncements

2. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, “Reporting Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which amends Accounting Standards Codification (“ASC”) 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. Additionally, entities are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The amended guidance does not change the current requirements for reporting net income or other comprehensive income. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 did not have a significant impact on the Company’s condensed consolidated financial statements.

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued guidance clarifying how to measure and disclose fair value. This guidance amends the application of the “highest and best use” concept to be used only in the measurement of fair value of nonfinancial assets, clarifies that the measurement of the fair value of equity-classified financial instruments should be performed from the perspective of a market participant who holds the instrument as an asset, clarifies that an entity that manages a group of financial assets and liabilities on the basis of its net risk exposure can measure those financial instruments on the basis of its net exposure to those risks, and clarifies when premiums and discounts should be taken into account when measuring fair value. The fair value disclosure requirements were also amended. This new guidance was effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued guidance that revises the manner in which entities present comprehensive income in their financial statements. The guidance requires entities to report the components of comprehensive income in either a single, continuous statement or two separate but consecutive statements. In December 2011, the FASB issued guidance which defers certain requirements set forth in June 2011. These amendments were made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income in all periods presented. Both sets of guidance were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and were required to be applied retrospectively. The Company adopted this guidance on January 1, 2012 and accordingly applied the new guidance retrospectively.

In September 2011, the FASB issued guidance related to testing goodwill for impairment. Under the amended guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting units. If the entities determine, based on the qualitative assessment, that it is more likely than not an impairment has not occurred, no further quantitative testing is necessary. The guidance was effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company early adopted the guidance and performed a qualitative assessment as its initial step for the 2011 annual review of goodwill impairment. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued new accounting guidance relating to impairment testing for indefinite-lived intangible assets. In accordance with this guidance, an entity has the option first to assess qualitative factors to determine whether events and circumstances indicate that it is more likely than not that an indefinite-lived intangible asset is impaired. If after such assessment an entity concludes that the indefinite-lived intangible asset is not impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test as required by existing standards. This guidance is effective for annual and interim impairment tests for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company is in the process of evaluating this guidance, which is not expected to have a material impact on its consolidated financial statements.